DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details - Unrealized gain/loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current Asset [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on commodity future contracts	$ 0	$ 0
Current Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on commodity future contracts	$ 14	$ 0